Property, Plant and Equipment, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

As of June 30, 2022 and March 31, 2023, property, equipment and leasehold improvement consisted of the following:

	As of June 30,	As of March 31,
	2022	2023
Leasehold improvement	$433	$301,943
Office and other equipment	146,798	146,791
Furniture and fixture	-	193,563
	147,231	642,297
Less: accumulated depreciation	(33,206)	(54,084)
Total	$114,025	$588,213

For the three months ended March 31, 2022 and 2023, depreciation expense amounted to $3,018 and $7,394, respectively. For the nine months ended March 31, 2022 and 2023, depreciation expense amounted to $4,800 and $20,887, respectively.

7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENT, NET

As of June 30, 2021 and 2022, property, equipment and leasehold improvement consisted of the following:

	As of June 30,
	2021	2022
Leasehold improvement	$438	$433
Office and other equipment	25,277	146,798
	25,715	147,231
Less: accumulated depreciation	(22,804)	(33,206)
Total	$2,911	$114,025

For the years ended June 30, 2021 and 2022, depreciation expense amounted to $3,634 and $11,437, respectively.